Right of use assets and Lease liabilities (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Others financial liabilities	$ 1,414,575,877	$ 1,329,262,486	$ 1,372,558,268
Acquisitions	52,903,303	77,147,471	783,122,320
Accrual of interest	47,064,958	47,740,604	43,452,274
Change in foreing currency and unit per adjustment	103,131,378	43,690,723	80,211,228
Additions for business combinations	119,480	26,726
Increase through new leases	19,328,460	12,096,062	12,093,244
Others	1,624,941	(1,680,743)	(2,942,333)
Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(90,580,869)	(170,124,795)	(89,014,867)
Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(48,278,260)	(52,191,830)	(28,014,826)
Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	149,142,316	70,288,089	174,728,818	$ 90,409,195
Acquisitions	52,903,303	68,928,016	46,843,478
Accrual of interest	47,064,958	47,740,604	43,452,274
Change in foreing currency and unit per adjustment	5,264,908	1,630,074	2,680,665
Additions for business combinations	119,480	26,726
Increase through new leases	3,626,892	3,224,024	4,796,273
Others	78,395,472	(50,047,276)	103,576,626
Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(60,242,526)	(123,751,067)	(89,014,867)
Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(48,278,260)	(52,191,830)	(28,014,826)
Non Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	1,265,433,561	1,258,974,397	1,197,829,450	483,242,033
Acquisitions		8,219,455	736,278,842
Accrual of interest
Change in foreing currency and unit per adjustment	97,866,470	42,060,649	77,530,563
Additions for business combinations
Increase through new leases	15,701,568	8,872,038	7,296,971
Others	(76,770,531)	48,366,533	(106,518,959)
Non Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(30,338,343)	(46,373,728)
Non Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities
Bank Borrowings [Member] | Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	41,257,611	24,494,870	134,737,116	76,169,204
Acquisitions	52,903,303	68,928,016	46,843,478
Accrual of interest	13,662,655	13,887,323	14,857,608
Change in foreing currency and unit per adjustment	1,304,411	2,258,552	28,076
Additions for business combinations
Increase through new leases
Others	7,969,029	(90,350,136)	78,186,302
Bank Borrowings [Member] | Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(43,967,653)	(86,424,860)	(73,375,368)
Bank Borrowings [Member] | Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(15,109,004)	(18,541,141)	(7,972,184)
Bank Borrowings [Member] | Non Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	166,647,324	174,074,170	84,839,970	114,492,596
Acquisitions		8,219,455	49,445,891
Accrual of interest
Change in foreing currency and unit per adjustment	8,762	6,775	19,585
Additions for business combinations
Increase through new leases
Others	(5,496,124)	91,007,970	(79,118,102)
Bank Borrowings [Member] | Non Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1,939,484)	(10,000,000)
Bank Borrowings [Member] | Non Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities
Bonds Payable [Member] | Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	98,433,154	38,650,859	30,871,086	8,087,630
Acquisitions
Accrual of interest	31,803,416	32,044,502	26,872,771
Change in foreing currency and unit per adjustment	1,755,653	660,734	1,559,386
Additions for business combinations
Increase through new leases
Others	57,490,089	33,699,675	18,577,599
Bonds Payable [Member] | Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(26,621,937)	(5,975,742)
Bonds Payable [Member] | Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(31,266,863)	(32,003,201)	(18,250,558)
Bonds Payable [Member] | Non Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	1,059,003,920	1,050,838,488	1,081,682,928	339,740,414
Acquisitions			686,832,951
Accrual of interest
Change in foreing currency and unit per adjustment	94,054,380	39,228,963	73,687,162
Additions for business combinations
Increase through new leases
Others	(57,490,089)	(33,699,675)	(18,577,599)
Bonds Payable [Member] | Non Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(28,398,859)	(36,373,728)
Bonds Payable [Member] | Non Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities
Lease liabilities [member] | Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	9,451,551	7,142,360	9,120,616	6,152,361
Acquisitions
Accrual of interest	1,598,887	1,808,779	1,721,895
Change in foreing currency and unit per adjustment	2,204,844	(1,289,212)	1,093,203
Additions for business combinations	119,480	26,726
Increase through new leases	3,626,892	3,224,024	4,796,273
Others	12,936,354	6,603,185	6,812,725
Lease liabilities [member] | Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(16,274,873)	(10,704,270)	(9,663,757)
Lease liabilities [member] | Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1,902,393)	(1,647,488)	(1,792,084)
Lease liabilities [member] | Non Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	39,782,317	34,061,739	31,306,552	29,009,023
Acquisitions
Accrual of interest
Change in foreing currency and unit per adjustment	3,803,328	2,824,911	3,823,816
Additions for business combinations
Increase through new leases	15,701,568	8,872,038	7,296,971
Others	(13,784,318)	(8,941,762)	(8,823,258)
Lease liabilities [member] | Non Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities
Lease liabilities [member] | Non Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities
Total [Member] | Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities		$ 1,329,262,486	$ 1,372,558,268	$ 573,651,228